Available-for-Sale Marketable Securities (Tables) - Cara Therapeutics, Inc.	12 Months Ended
Dec. 31, 2024
Summary of Available-for-Sale Marketable Securities by Major Type of Security

As of December 31, 2023

		Gross Unrealized		Estimated Fair
Type of Security	Amortized Cost	Gains	Losses	Value
U.S. Treasury securities	$37,243	$3	$—	$37,246
U.S. government agency obligations	7,500	—	(262)	7,238
Corporate bonds	4,500	—	(1)	4,499
Total available-for-sale marketable securities	$49,243	$3	$(263)	$48,983

Schedule of Fair Values and Continuous Unrealized Loss Positions of Available-for-Sale Marketable Securities

As of December 31, 2023

	Less than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$—	$—	$7,238	$(262)	$7,238	$(262)
Corporate bonds	—	—	2,000	(1)	2,000	(1)
Total	$—	$—	$9,238	$(263)	$9,238	$(263)

Schedule of Amortized Cost and Fair Values of Marketable Debt Securities by Contractual Maturity

	As of December 31, 2023
Contractual maturity	Amortized Cost	Fair Value
Less than one year	$49,243	$48,983
One year to two years	—	—
Total	$49,243	$48,983